Basis of preparation - Use of estimates narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Operating income/(loss)	€ 26,254,000,000	€ (3,687,000,000)	€ (22,376,000,000)
Impairment expenses and supplier obligations		1,063,000,000	201,000,000
Impairment loss recognised in profit or loss, intangible assets and goodwill	94,000,000	€ 514,000,000	€ 0
Platform impairments
Disclosure of defined benefit plans [line items]
Operating income/(loss)	6,583,000,000
Items Included In Adjusted Operating Income | Product Warranty And Recall Campaigns
Disclosure of defined benefit plans [line items]
Increase in existing provisions, other provisions	5,400,000,000
Maserati and Alfa Romeo | Platform impairments
Disclosure of defined benefit plans [line items]
Operating income/(loss)	578,000,000
CAFE And Hydrogen Fuel Cell Technology
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations	3,498,000,000
Corporate Average Fuel Economy (CAFE)
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations	609,000,000
Hydrogen fuel cell program discontinuation
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations	341,000,000
Product Initiatives
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations	€ 2,548,000,000
Minimum
Disclosure of defined benefit plans [line items]
Discount rate	9.50%
Maximum
Disclosure of defined benefit plans [line items]
Discount rate	19.00%
Total for all cash-generating units
Disclosure of defined benefit plans [line items]
Impairment expenses and supplier obligations	€ 164,000,000
Impairment loss recognised in profit or loss, goodwill	94,000,000
Impairment loss recognised in profit or loss, property, plant and equipment and intangible assets	€ 70,000,000
Total for all cash-generating units | Minimum
Disclosure of defined benefit plans [line items]
Growth rate used to extrapolate cash flow projections	1.90%
Discount rate applied to cash flow projections	9.50%
Profit margin	3.00%
Total for all cash-generating units | Maximum
Disclosure of defined benefit plans [line items]
Growth rate used to extrapolate cash flow projections	2.20%
Discount rate applied to cash flow projections	19.00%
Profit margin	10.00%
Enlarged Europe | Platform impairments
Disclosure of defined benefit plans [line items]
Operating income/(loss)	€ 300,000,000
Maserati | Platform impairments
Disclosure of defined benefit plans [line items]
Operating income/(loss)	600,000,000
North America | Platform impairments
Disclosure of defined benefit plans [line items]
Operating income/(loss)	5,700,000,000
North America, Enlarged Europe and Maserati | Platform impairments
Disclosure of defined benefit plans [line items]
Operating income/(loss)	€ 6,005,000,000
Pension benefits
Disclosure of defined benefit plans [line items]
Discount rate	5.21%	5.25%